Share-based compensation (Summary of RSUs Activities) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Fully vested and expected to vest as of December 31, 2018	11,685,222
Restricted Share Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Unvested, Beginning Balance	7,436,036	7,050,138	5,773,488
Granted	3,166,236	4,381,182	3,597,722
Forfeited	(813,520)	(2,104,716)	(1,077,996)
Vested	(2,083,858)	(1,890,568)	(1,243,076)
Unvested, Ending Balance	7,704,894	7,436,036	7,050,138	5,773,488
Fully vested and expected to vest as of December 31, 2018	17,885,512
Weighted Average Remaining Contractual Life, Outstanding	8 years 7 months 6 days	8 years 10 months 6 days	9 years 1 month 2 days	9 years 6 months 3 days
Weighted Average Grant Date Fair Value, Granted		$ 23.53	$ 24.63
Weighted Average Grant Date Fair Value, Forfeited	$ 33.15